Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	¥ (52,946)	¥ (109,115)	¥ (125,719)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation	1,542	3,713	7,881
(Reversal of)/provision for allowance for expected credit losses, including related party amounts of RMB(4,122), RMB150 and RMB(1,210) for the years ended December 31, 2022, 2023 and 2024, respectively)	(3,196)	14,337	(23,536)
Depreciation and amortization expense	13,819	21,531	26,245
Amortization of the right-of-use assets	21,098	21,032	28,503
Impairment of intangible assets	0	0	1,106
Loss from equity method investments, including impairment	15,964	11,125	8,195
Fair value changes in investments, net	(604)	440	(2,664)
Impairment of available-for-sale debt investments			5,980
Gain on disposition of a subsidiary		(548)
Deferred tax expense	6,912	18,890	1,817
Loss/(gain) on disposal of long-lived assets	(127)	(754)	2,672
Foreign currency exchange loss	1,519	1,945	32,872
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(29,082)	112,896	47,538
Prepayments and other current assets	4,437	(2,781)	14,709
Amounts due from related parties	(17,750)	(11,380)	14,986
Other non-current assets	(435)	6,473	(21,877)
Accounts payable	22,576	(54,699)	(35,282)
Advances from customers	(5,093)	2,255	(1,519)
Salary and welfare payable	163	(8,040)	(25,328)
Withholding tax payable for disposal of available-for-sale debt investments			(240,396)
Taxes payable	6,340	(5,892)	15,725
Amounts due to related parties	2,157	(42,563)	29,998
Accrued expenses and other current liabilities	(5,785)	(17,384)	(34,363)
Other liabilities	(25,812)	(22,308)	(39,954)
Net cash used in operating activities	(44,303)	(60,827)	(312,411)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(5,221)	(9,717)	(33,958)
Placement of term deposits and short-term investments	(3,242,807)	(1,278,637)	(2,876,710)
Maturity of term deposits and short-term investments	3,374,846	1,770,825	3,139,583
Payment for the equity investment			(9,000)
Return of equity investment principal from certain investee		1,072
Dividends received from the equity investment	427	530	206
Proceeds from disposal of long-lived assets	273	3,771	8,578
Net cash provided by investing activities	127,518	487,844	228,699
Cash flows from financing activities:
Repurchase of ordinary shares	(825)	(655)
Dividends paid to noncontrolling shareholders	(1,076)		0
Net cash used in financing activities	(1,901)	(655)	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,570	3,057	(15,849)
Net (decrease)/increase in cash, cash equivalents and restricted cash	82,884	429,419	(99,561)
Cash, cash equivalents and restricted cash at the beginning of the year	534,456	105,037	204,598
Cash and cash equivalents at the beginning of the year	527,407	95,982	188,980
Restricted cash at the beginning of the year	7,049	9,055	15,618
Cash, cash equivalents and restricted cash at the end of the year	617,340	534,456	105,037
Cash and cash equivalents at the end of the year	607,579	527,407	95,982
Restricted cash at the end of the year	9,761	7,049	9,055
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	¥ 87	¥ 62	¥ 176,176